BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 54,144,000	$ 8,904,000	$ 1,942,000
Short-term investments	107,461,000	4,983,000
Prepaid expenses and other current assets	2,323,000	1,709,000	175,000
Total current assets	163,928,000	15,596,000	2,117,000
Restricted cash	123,000	123,000
Property and equipment, net	176,000	138,000	12,000
Total assets	164,227,000	15,857,000	2,129,000
Current liabilities:
Accounts payable	158,000	269,000	798,000
Accrued expenses	1,319,000	538,000	433,000
Deferred lease obligation, short term portion	56,000
Derivative liability	0	389,000	2,606,000
Current convertible notes, net of discount			7,674,000
Total current liabilities	1,533,000	1,196,000	11,511,000
Non-current convertible notes, net of discount		2,516,000	3,985,000
Deferred lease obligation, long term portion	164,000	102,000
Total liabilities	1,697,000	3,814,000	15,496,000
Commitments and Contingencies (Note 11)
Stockholders' equity (deficit):
Preferred stock
Common stock	2,000
Additional paid-in capital	230,216,000	1,633,000	675,000
Accumulated deficit	(67,738,000)	(31,555,000)	(14,043,000)
Accumulated other comprehensive income	50,000
Total stockholders' equity (deficit)	162,530,000	(29,922,000)	(13,368,000)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	164,227,000	15,857,000	2,129,000
Series Seed Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock	0	1,000	$ 1,000
Series A Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock	$ 0	$ 41,964,000